Associates and joint ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696
Profit for the year	5,308	15,621	5,096
Total comprehensive income/(expense) for the year	£ 4,991	£ 14,790	4,759
Innoviva Inc
Disclosure of financial information of associates and joint ventures [line items]
Turnover			108
Profit for the year			106
Total comprehensive income/(expense) for the year			£ 106